BANK BORROWING - Additional information (Details)						12 Months Ended
	Mar. 05, 2021 USD ($)	Mar. 05, 2021 CNY (¥)	Apr. 01, 2020 USD ($)	Apr. 01, 2020 CNY (¥)	Mar. 24, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 CNY (¥)	Apr. 01, 2020 CNY (¥)	Mar. 24, 2020 CNY (¥)
BANK BORROWING
Term of credit facility						1 year
Amount drawn						$ 1,486,105	$ 7,750,977	$ 1,448,394
Bank borrowing						$ 1,449,864
Bank borrowings term						1 year
Bank of Communications | Credit facility agreement
BANK BORROWING
Term of credit facility					2 years
Maximum borrowing capacity					$ 1,448,394							¥ 10,000,000
Amount drawn	$ 7,750,977	¥ 50,000,000	$ 1,448,394	¥ 10,000,000
Fixed interest rate	3.85%	3.85%			4.785%
Bank borrowing			$ 1,532,567								¥ 10,000,000
Interest expense arising from the bank borrowing						$ 0	$ 88,518	$ 50,824
Bank borrowings term					2 years
Bank of Communications | Credit facility agreement | Asset Pledged as Collateral with Right [Member]
BANK BORROWING
Accounts receivable pledged as the collateral					$ 14,852,115							¥ 105,000,000
Bank of Beijing | Loan agreement
BANK BORROWING
Principal amount									$ 1,449,846	¥ 10,000,000
Fixed interest rate									3.65%	3.65%